ORGANIZATION AND NATURE OF OPERATIONS (Narrative) (Details) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)
Business Acquisition [Line Items]
Treasury Stock Value Acquired Cost Method | ¥					¥ 13,875,553
Wide Wealth Hong Kong [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	55.00%
Zhejiang Jinko Financial Leasing [Member]
Business Acquisition [Line Items]
Gain (Loss) on Sale of Capital Leases, Net		¥ 15,200,000	$ 2,200
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		¥ 183,000,000	$ 26,400
Consideration Receivable Related To Disposal of Subsidiary						¥ 15,900,000	$ 2,000
Jiangxi Jinko Engineering [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage		55.00%	55.00%		55.00%	55.00%	55.00%
Equity Method Investment, Amount Sold	$ 250,000		$ 250,000
Treasury Stock Value Acquired Cost Method			$ 225,000	$ 225,000
Jiangxi Jinko Engineering [Member] | Wide Wealth Hong Kong [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage		45.00%	45.00%		45.00%	45.00%	45.00%
Equity Method Investment, Amount Sold			$ 225,000	$ 225,000
Jinkosolar International Development Limited [Member]
Business Acquisition [Line Items]
Proceeds from Sale of Equity Method Investments		¥ 2,400,000	400
Gain (Loss) on Sale of Equity Investments		¥ 100,000	$ 20